BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 3 – BUSINESS COMBINATION

Acquisition in Sweden

In July 2018, the Company acquired 100% of the outstanding shares of Detact Security Solution AB. The purpose of the acquisition was to penetrate the Swedish aviation and cargo markets. Consideration of the acquisition was 9.5 million SEK ($1,027 as of June 30, 2019), of which 6.5 million SEK ($702 as of June 30, 2019) was paid in cash upon the signing of the purchase contract and 3.0 million SEK ($325 as of June 30, 2019) was held in escrow for a period of three months or longer in case of disagreement between the parties. As of June 30, 2019, the funds in the escrow account were not released to the seller, following disagreements between the parties.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair value.

The following represents the allocation of the purchase price as of the purchase date in SEK and the translation to United States Dollars as of the purchase date:

	SEK	U.S. Dollars
Cash	663	74
Accounts receivable	8,902	999
Other current assets	445	50
Fixed assets	1,189	133
Goodwill	9,005	1,010
Other assets	1,039	116
Total identifiable assets acquired	21,243	2,382

Notes Payables-banks	4,734	531
Accounts Payable	182	20
Other current liabilities	5,787	649
Non-current liabilities	1,039	117
Total liabilities assumed	11,742	1,317

	9,501	1,065

Goodwill associated with the new acquisition of Detact Security Solution AB was 9,005 SEK ($970 as of June 30, 2019) and deductible for income tax purposes. The goodwill consists principally of the expectations of future earnings and profits from expanding this business. In December 2018, the Company evaluated the goodwill and concluded the goodwill should be fully impaired.

Acquisition in Spain

In January 2018, the Company acquired 100% of the outstanding shares of Abydos Consultores de Sistemas S.L.U. The purpose of the acquisition was to increase the Company’s activities in Spain. Consideration of the acquisition was €183 ($208 as of June 30, 2019), in cash upon the signing of the purchase contract. The name of Abydos Consultores de Sistemas S.L.U. was changed into I-SEC Aviation Security S.L.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226

Goodwill associated with the acquisition of Abydos Consultores de Sistemas S.L.U. was €188 ($214 as of June 30, 2019) and is deductible for income tax purposes. The goodwill arising from this acquisition consist principally of the expectations of future earnings and profits from expending this business. In December 2018 the Company evaluated the goodwill and concluded that the goodwill should be fully impaired.